Consolidated statements of income - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Sales		€ 18,021	€ 18,169	€ 17,827
Cost of sales		(10,248)	(10,721)	(10,633)
Gross margin		7,773	7,448	7,194
Selling expenses		(4,486)	(4,524)	(4,621)
General and administrative expenses		(582)	(608)	(671)
Research and development expenses		(1,747)	(1,890)	(2,091)
Impairment of goodwill		0	(8)	(1,357)
Other business income		590	112	127
Other business expenses		(1,019)	(645)	(109)
Income from operations		529	(115)	(1,529)
Financial income		105	63	58
Financial expenses		(387)	(376)	(258)
Investments in associates, net of income taxes		(124)	(98)	(2)
Income before taxes		123	(526)	(1,731)
Income tax (expense) benefit		(963)	73	113
Income from continuing operations		(840)	(454)	(1,618)
Discontinued operations, net of income taxes		142	(10)	13
Net income		(698)	(463)	(1,605)
Attribution of net income:
Net income attributable to shareholders of Koninklijke Philips N.V.		(702)	(466)	(1,608)
Net income attributable to non-controlling interests		€ 3	€ 2	€ 3
Basic earnings per common share attributable to shareholders of Koninklijke Philips N.V.
Basic earnings (loss) per share from continuing operations (in EUR per share)	[1]	€ (0.90)	€ (0.48)	€ (1.70)
Basic earnings (loss) per share (in EUR per share)	[1]	(0.75)	(0.49)	(1.69)
Diluted earnings per common share attributable to shareholders of Koninklijke Philips N.V.
Diluted earnings (loss) per share from continuing operations (in EUR per share)	[1]	(0.90)	(0.48)	(1.70)
Diluted earnings (loss) per share (in EUR per share)	[1]	€ (0.75)	€ (0.49)	€ (1.69)

[1]	Per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2023.